CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (1,610,880)	$ (778,158)	$ (1,318,507)	$ (2,131,396)
Adjustments to reconcile net loss to net cash flows from operating activities:
Impairment loss		10,000	10,000
Stock based compensation expense	287,238	39,542	59,122	59,860
Accretion of debt discount	30,753
Stock based consulting expense				848,388
Bad debt expense				80,000
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	(1,737)	(26,869)	(2,845)	(6,218)
(Decrease) increase in accounts payable and accrued expenses	(43,407)	77,859	65,381	(5,040)
(Decrease) increase in accounts payable - related parties	9,497	6,545	22,840	(36,964)
Increase (decrease) in related party interest expense	2,819
(Decrease) increase in contract and contribution payable	(84,125)	(116,125)	(131,500)	365,625
Net cash flows from operating activities	(1,409,842)	(787,206)	(1,295,509)	(825,745)
Cash flows from financing activities:
Proceeds from exercise of warrants and issuance of common stock	1,000,000	1,010,000	1,010,000
Proceeds from the issuance of convertible promissory note	700,000
Net cash flows from financing activities	1,700,000	1,010,000	1,010,000
Change in cash and cash equivalents	290,158	222,794	(285,509)	(825,745)
Cash and cash equivalents, beginning of period	397,589	683,098	683,098	1,508,843
Cash and cash equivalents, end of period	687,747	905,892	$ 397,589	$ 683,098
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued	340,735
Debt discount recorded for beneficial conversion feature	$ 359,265